Income tax (Details 4) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax
Deferred income tax asset	$ 6,422,404	$ 27,576,527	$ 5,666,985
Deferred income tax liability	(158,839,537)	(172,391,404)	(165,927,529)
Deferred income tax liability, net	$ (152,417,133)	$ (144,814,877)	$ (160,260,544)